INTANGIBLE ASSETS, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortization of Intangible Assets	$ 1,202	$ 1,356	$ 1,193